Statement Of Cash Flows	12 Months Ended
Dec. 31, 2021
Statement of cash flows [abstract]
Statement Of Cash Flows
39. Statement of Cash Flows
39.1 Details of cash and cash equivalents as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Cash	￦	2,560,970	￦	2,496,941
Checks issued by other banks		327,781		150,047
Due from the Bank of Korea		12,340,532		17,579,643
Due from other financial institutions		10,379,559		10,782,743

		25,608,842		31,009,374

Due from financial institutions measured at fair value through profit or loss		100,094		200,743

		25,708,936		31,210,117

Deduction:
Restricted due from financial institutions		(15,303,363)		(20,754,706)
Due from financial institutions with original maturities over three months		(1,720,481)		(1,346,951)

		(17,023,844)		(22,101,657)

	￦	8,685,092	￦	9,108,460

39.2 Significant non-cash transactions for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Write-offs of loans	￦	1,188,584	￦	1,283,071	￦	1,086,296
Changes in financial investments due to debt-for-equity swap		104,815		13,820		327
Changes in accumulated other comprehensive income from valuation of financial instruments at fair value through other comprehensive income		35,490		496,159		507,175
Changes in accumulated other comprehensive income from valuation of investments in associates		7,695		(6,978)		165
Reclassification to assets of a disposal group held for sale		—		—		171,749
39.3 Cash inflows and outflows from income tax, interest, and dividends for the years ended December 31, 2019, 2020 and 2021, are as follows:

	Activities	2019		2020		2021
	(In millions of Korean won)
Income tax paid	Operating	￦	1,223,084	￦	1,119,252	￦	1,586,750
Interest received	Operating		14,936,705		14,986,532		15,152,796
Interest paid	Operating		5,365,595		5,266,158		4,062,469
Dividends received	Operating		185,846		187,699		290,089
Dividends paid	Financing		766,249		883,952		1,053,416
39.4 Changes in liabilities arising from financing activities for the years ended December 31, 2020 and 2021, are as follows:

	2020
					Non-cash changes
	Beginning		Net cash flows		Acquisition (disposal)		Exchange differences		Changes in fair value		Subsidiaries		Others		Ending
	(In millions of Korean won)
Derivatives held for hedging *	￦	187,101	￦	(16,202)	￦	—	￦	(102,347)	￦	10,553	￦	1,166	￦	(137,467)	￦	(57,196)
Borrowings		88,754,443		22,627,875		—		(217,461)		(591,619)		2,131,517		(116,912)		112,587,843
Due to trust accounts		5,216,460		2,326,495		—		—		—		—		—		7,542,955
Non-controlling interests		585,407		(25,658)		—		250,904		—		—		47,130		857,783
Others		868,556		(63,065)		236,860		11		—		—		(23,287)		1,019,075

	￦	95,611,967	￦	24,849,445	￦	236,860	￦	(68,893)	￦	(581,066)	￦	2,132,683	￦	(230,536)	￦	121,950,460

	2021
					Non-cash changes
	Beginning		Net cash flows		Acquisition (disposal)		Exchange differences		Changes in fair value		Subsidiaries		Others		Ending
	(In millions of Korean won)
Derivatives held for hedging *	￦	(57,196)	￦	5,870	￦	—	￦	246,352	￦	(70,225)	￦	—	￦	(150,084)	￦	(25,283)
Borrowings		112,587,843		11,579,036		—		630,913		(115,440)		(329,512)		(10,278)		124,342,562
Due to trust accounts		7,542,955		(509,106)		—		—		—		—		—		7,033,849
Non-controlling interests		857,783		(24,145)		—		—		—		1,994		(2,294)		833,338
Others		1,019,075		(319,074)		166,336		119		—		—		119,398		985,854

	￦	121,950,460	￦	10,732,581	￦	166,336	￦	877,384	￦	(185,665)	￦	(327,518)	￦	(43,258)	￦	133,170,320

*	Derivatives held for hedging purposes are the net amount after offsetting liabilities and assets.
39.5 The net cash flow associated with the changes in the subsidiaries for the years ended December 31, 2020 and 2021 are
￦
 1,951,245 million of cash outflow and
￦
 374,992 million of cash inflow, respectively.